Investments - Summary of Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)
Trading securities:
Adjusted cost	¥ 59,017		¥ 67,580	$ 8,500
Additions	6,933	$ 999
Unrealized gains	2,463	355	4,380
Unrealized losses	(46,087)	(6,638)	(43,617)
Exchange differences	(1,869)	$ (269)	(1,296)
Trading securities total at fair value	20,457		27,047	2,947
Equity securities listed in Hong Kong:
Cost	15,789		14,701	2,274
Impairment recognized in earnings	0		0	0
Adjusted amortized cost	15,789		14,701	2,274
Adjusted amortized cost	15,789		14,701	2,274
Unrealized gains / (loss)	(115)		2,853	(17)
Exchange differences	309		232	45
Total at fair value	15,983		17,786	2,302
Equity securities listed in Hong Kong [Member]
Trading securities:
Trading securities total at fair value	¥ 20,457		9,892	$ 2,947
Equity securities listed in Singapore [Member]
Trading securities:
Trading securities total at fair value			¥ 17,155